INCOME TAXES (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 801	¥ 22,931	¥ 229,176
Additions	22,831	25	14,608
Deductions	(776)	(22,155)	(220,853)
Balance at end of year	22,856	801	22,931
Japan
Operating loss carryforwards
Operating loss carryforwards utilized to offset current taxable income			216,152
Operating loss carryforwards	13,352
US
Operating loss carryforwards
Operating loss carryforwards utilized to offset current taxable income	34,603	18,705
Tax refund related to operating losses			26,066
Operating loss carryforwards	1,322
South Korean and Taiwan
Operating loss carryforwards
Operating loss carryforwards	¥ 85,936